Accounts Receivable - Schedule of Allowance for Doubtful Accounts (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for doubtful accounts – beginning	$ (29)	$ (35)
Write-offs	25	25
Additions to allowance for doubtful accounts	(17)	(19)
Allowance for doubtful accounts – ending	$ (21)	$ (29)